Borrowings and financing (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Jan. 23, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Subtotal		R$ 4,890
Unamortized borrowing costs		(28)
Total		4,862
Issue amount			R$ 750
Borrowing costs		(33)		R$ (17)
Borrowings and financing, total		2,679		4,613
Borrowings and financing, current liabilities		21		1,089
Borrowings and financing, non-current liabilities		2,658		3,524
Debentures Promissory Note And Certificate Ofgribusiness Receivables 51 [Member]
IfrsStatementLineItems [Line Items]
Issue amount		R$ 2,000
Issue date		Jan. 06, 2020
Maturity date		Jan. 06, 2023
Financial charges		CDI + 1.45% per year
Borrowings and financing, total				2,075
Debentures Promissory Note And Certificate Of Agribusiness Receivables 22 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	[1]	R$ 980
Issue date		May 14, 2021
Maturity date		May 10, 2026
Financial charges		CDI + 1.70% per year
Borrowings and financing, total	[1]	R$ 1,000		994
Outstanding debentures	[1]	980,000
Unit price	[1]	1,020
Debentures Promissory Note And Certificate Of Agribusiness Receivables 23 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	[1]	R$ 520
Issue date		May 14, 2021
Maturity date		May 10, 2028
Financial charges		CDI + 1.95% per year
Borrowings and financing, total	[1]	R$ 531		527
Outstanding debentures	[1]	520,000
Unit price	[1]	1,021
Debentures Promissory Note And Certificate Of Agribusiness Receivables 24 [Member]
IfrsStatementLineItems [Line Items]
Issue amount		R$ 500
Issue date		Jul. 30, 2021
Maturity date		Jul. 30, 2025
Financial charges		CDI + 1.55% per year
Borrowings and financing, total		R$ 590		517
Outstanding debentures		500
Unit price		1,179,744
Debentures Promissory Note And Certificate Of Agribusiness Receivables 25 [Member]
IfrsStatementLineItems [Line Items]
Issue amount		R$ 500
Issue date		Jul. 30, 2021
Maturity date		Jul. 30, 2026
Financial charges		CDI + 1.65% per year
Borrowings and financing, total		R$ 591		R$ 517
Outstanding debentures		500
Unit price		1,181,391
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Subtotal		1,371
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Subtotal		1,749
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Subtotal		1,250
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Subtotal		260
Later than five years [member]
IfrsStatementLineItems [Line Items]
Subtotal		R$ 260

[1]	Each series of the 18th issue matures in two installments, with the 1st series maturing on 05/10/25 and 05/10/26 and the 2nd series on 05/10/27 and 05/10/28.